COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Jazz [Member]
Lease [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
	2015	2016	2017	2018	2019	Total
Operating leases	$2,665	$2,674	$851	$413	$383	$6,986

TPSCo [Member]
Lease [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
	2015	2016	2017	2018	2019	Total
Operating leases	$13,273	$12,771	$11,558	$10,913	$2,590	$51,105